ISSUANCES OF SHARE CAPITAL AND WARRANTS	6 Months Ended
Jun. 30, 2018
Disclosure of issuances of share capital and warrants [Abstract]
ISSUANCES OF SHARE CAPITAL AND WARRANTS
NOTE 4   –  ISSUANCES OF SHARE CAPITAL AND WARRANTS

a.	At-the-market (“ATM”) sales agreement with BTIG

In October 2017, the Company entered into an at-the-market (“ATM”) sales agreement with BTIG, LLC (“BTIG”), pursuant to which the Company may, at its sole discretion, offer and sell through BTIG, acting as sales agent, ADSs having an aggregate offering price of up to $30.0 million throughout the period during which the ATM facility remains in effect. The Company will pay BTIG a commission of 3.0% of the gross proceeds from the sale of ADSs under the facility. From the effective date of the agreement through June 30, 2018, 3,880,210 ADSs were sold under the program for total net proceeds of approximately $3.9 million, leaving an available balance under the facility of approximately $26.0 million as of June 30, 2018.

b.	Direct placement of share capital and warrants to BVF

In July 2017, the Company completed a direct placement to BVF Partners L.P., its largest shareholder, for aggregate gross proceeds of $9.6 million. The placement consisted of 8,495,575 ADSs, Series A warrants to purchase an additional 2,973,451 ADSs and Series B warrants to purchase an additional 2,973,451 ADSs. The Series A warrants have an exercise price of $2.00 per ADS and are exercisable for a term of four years. The Series B warrants have an exercise price of $4.00 per ADS and are also exercisable for a term of four years. Net proceeds from the transaction were approximately $9.5 million, after deducting fees and expenses.

The warrants issued have been classified as a non-current financial liability due to a net settlement provision. This liability is initially recognized at its fair value on the date the contract is entered into and subsequently accounted for at fair value at each balance sheet date. The fair value changes are charged to non-operating income and expense in the statement of comprehensive loss.

The fair value of the warrants is computed using the Black and Scholes option pricing model. The fair value of the warrants upon issuance was computed based on the then current price of an ADS, a risk-free interest rate of 1.66% and an average standard deviation of 57.8%. The fair value of the warrants as of June 30, 2018 was based on the then current price of an ADS, a risk-free interest rate of 2.63% and an average standard deviation of 53.8%.